MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (USD $)			0 Months Ended		6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	May 19, 2014 MJ Holdings [Member] Warrant #1 [Member]	Jun. 19, 2014 MJ Holdings [Member] Warrant #2 [Member]	Jun. 30, 2014 MJ Holdings [Member] Warrant #2 [Member]	Jun. 30, 2014 MJ Holdings [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrant			#1	#2	#2
Stock price, $			$ 8.69	$ 4.00	$ 7.77
Exercise price, $	$ 0.001	$ 0.001	$ 6.41503521	$ 8.454933	$ 8.454933
Time to maturity, Years			6 months	6 months	173 days
Annual risk-free rate, %			0.05%	0.05%	0.07%
Annualized volatility, %			70.00%	70.00%	70.00%
Black-Scholes Value per warrant, $			$ 2.876	$ 0.080	$ 1.228
Number of warrants/shares (in Shares)			33,333	33,333	33,333	33,333
Total value of warrants/shares, $ (in Dollars)			$ 95,866	$ 2,666	$ 40,933